Stock-Based Compensation Plans, RSU (Detail) (2006 Equity incentive plan (EIP), Restricted stock units (RSUs), USD $)	12 Months Ended
	Nov. 25, 2012	Nov. 27, 2011
2006 Equity incentive plan (EIP) | Restricted stock units (RSUs)
Units
Beginning balance, Units	59,508	66,255
Granted, Units	34,396	30,584
Converted, Units	(21,425)	(37,331)
Forfeited, Units	0	0
Ending balance, Units	72,479	59,508
Weighted Average Fair Value At Period End
Beginning balance, Weighted-Average Fair Value	$ 38.61	$ 36.63
Granted, Weighted-Average Fair Value	$ 32.90	$ 39.57
Converted, Weighted-Average Fair Value	$ 31.13	$ 35.88
Forfeited, Weighted-Average Fair Value	$ 0	$ 0
Ending balance, Weighted-Average Fair Value	$ 38.11	$ 38.61